Consolidated statements of cash flows:	12 Months Ended
Dec. 31, 2020
Consolidated statements of cash flows:
Consolidated statements of cash flows:

Note 20 - Consolidated statements of cash flows:

As of December 31, 2018, 2019 and 2020, the analysis of net debt and movements in net debt is presented below:

	Long - term debt						Bank Loans
	2018		2019		2020		2018		2019		2020
Accounts payable	Ps.	324,590	Ps.	311,372	Ps.	330,235
Bank loans (Note 10)							Ps.	175,515	Ps.	238,235	Ps.	808,515
Bank loans (Note 10)								7,042,598		6,674,717		6,119,655
Long-term debt (Note 11)		6,957,678		6,488,569		6,641,941

Balances at December 31	Ps.	7,282,268	Ps.	6,799,941	Ps.	6,972,176	Ps.	7,218,113	Ps.	6,912,952	Ps.	6,928,170

Balances at January 1 of the debt-net	Ps.	7,489,465	Ps.	7,282,268	Ps.	6,799,941	Ps.	10,494,853	Ps.	7,218,113	Ps.	6,912,952

Interest expense		475,110		444,028		450,806		696,641		601,873		398,899
Proceeds from bank loans												306,241
Interest paid		(646,418)		(486,164)		(476,927)		(492,653)		(578,600)		(466,066)
Payments of the long term debt and bank loan				(205,308)		(253,925)		(3,090,124)		(152,047)		(245,520)
Foreign currency translation		(35,889)		(234,883)		452,281		(166,301)		(176,387)		21,664
Exchange (income)/loss on foreign currency								(224,303)

Balances at December 31	Ps.	7,282,268	Ps.	6,799,941	Ps.	6,972,176	Ps.	7,218,113	Ps.	6,912,952	Ps.	6,928,170